Financial Instruments (Details 7) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Euro denominated revolving credit facilities [Member]
Net investment hedge derivative instruments on OCI
Amount of (Loss) Gain Recognized in OCI on Derivative (Effective Portion)	$ (0.2)	$ 8.6	$ (2.2)
Canadian denominated revolving credit facilities [Member]
Net investment hedge derivative instruments on OCI
Amount of (Loss) Gain Recognized in OCI on Derivative (Effective Portion)	$ (0.4)	$ (5.6)	$ (16.3)